IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Credit Risk [line items]
Past due loans	$ 1,319	$ 1,214
Residential mortgages [member]
Credit Risk [line items]
Past due loans	673	703
Personal [member]
Credit Risk [line items]
Past due loans	181	146
Credit card [member]
Credit Risk [line items]
Past due loans	293	203
Business and government [member]
Credit Risk [line items]
Past due loans	172	$ 162
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,223
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	673
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	181
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	197
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	172
Later than three months [member]
Credit Risk [line items]
Past due loans	96
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 96